As filed with the Securities and Exchange Commission on June 29, 2017

File No. 333- 218837

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐ Post-Effective Amendment No.

NUVEEN INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(800) 257-8787

(Area Code and Telephone Number)

Kathleen L Prudhomme

Vice President and Secretary

901 Marquette Avenue

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

Copy to:

Deborah Bielicke Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of securities being registered: Class A, C, and I Shares of Nuveen Large Cap Core Fund.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is required because an indefinite number of shares of beneficial interest with $0.01 par value, of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

Explanatory Note

This Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-218837) (the “Registration Statement”) relating to the proposed reorganization of Nuveen Large Cap Core Plus Fund into Nuveen Large Cap Core Fund (the “Reorganization”), is being filed for the sole purpose of updating certain EDGAR class and series identifiers.

This Pre-Effective Amendment No. 1 incorporates the Registrant’s Proxy Statement/Prospectus (Part A) and Statement of Additional Information (Part B) relating to the proposed Reorganization by reference to the Registration Statement, which was filed with the U.S. Securities and Exchange Commission on June 20, 2017 (EDGAR Accession No. 0001193125-17-207292).

Accordingly, this Pre-Effective Amendment No. 1 consists only of a facing page, this explanatory note and Part C.

PART C

OTHER INFORMATION

Item 15. Indemnification

Section 4 of Article XII of the Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by the Mutual Fund Professional Liability policy in the aggregate amount of $70,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $2,500,000 deductible for operational failures and a $1,000,000 deductible for all other claims.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)	Declaration of Trust of the Registrant dated May 6, 1996.(1)

(1)(b)	Amended Establishment and Designation of Classes, dated January 26, 2017.(13)

(1)(c)	Amended Designation of Series, dated July, 2016.(14)

(2)	By-Laws of the Registrant, amended and restated as of November 18, 2009.(6)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed as Appendix A to the Proxy Statement/Prospectus constituting Part A of the Registration Statement.(15)

(5)	Not applicable.

(6)(a)	Investment Management Agreement between the Registrant and Nuveen Fund Advisors, LLC, dated October 1, 2014.(9)

(6)(b)	Amended Schedules A and B of Investment Management Agreement between the Registrant and Nuveen Fund Advisors, LLC, dated June 30, 2016.(11)

(6)(c)	Renewal of Investment Management Agreement between the Registrant and Nuveen Fund Advisors, LLC, dated July 27, 2016.(12)

(6)(d)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated October 1, 2014.(9)

(6)(e)	Notice of Continuation of Investment Sub-Advisory Agreement between the Registrant and Nuveen Asset Management, LLC, dated July 28, 2016.(12)

(7)(a)	Distribution Agreement between the Registrant and John Nuveen & Co. Incorporated (f/k/a Nuveen Investments, LLC, n/k/a Nuveen Securities, LLC), dated August 1, 1998.(3)

(7)(b)	Dealer Manager Agreement, dated October 22, 1996.(2)

(7)(c)	Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement, dated June 23, 2004.(4)

(7)(d)	Form of Nuveen Funds Rule 22c-2 Agreement.(5)

(7)(e)	Renewal of Distribution Agreement between the Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated August 5, 2016.(12)

(8)	Not applicable.

(9)(a)	Amended and Restated Master Custodian Agreement between the Registrant et al. and State Street Bank and Trust Company, dated July 15, 2015.(10)

(9)(b)	Appendix A to the Amended and Restated Master Custodian Agreement, dated October 19, 2016.(12)

(10)(a)	Plan of Distribution and Service Pursuant to Rule 12b-1, dated February 28, 2013.(8)

(10)(b)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended November 14, 2012.(8)

(11)	Opinion and Consent of Counsel, dated June 19, 2017.(15)

(12)	Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters discussed in the Proxy Statement/Prospectus.(15)

(13)(a)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., dated May 11, 2012.(7)

(13)(b)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of October 11, 2016.(12)

(14)	Consent of KPMG LLP, dated June 16, 2017.(15)

(15)	Not applicable.

(16)	Powers of Attorney, dated April 12, 2017.(15)

(17)	Form of Proxy Card appears following the Proxy Statement/Prospectus constituting Part A of the Registration Statement.(15)

(1)	Filed on May 14, 1996 as an exhibit to the Registrant’s initial Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(2)	Filed on December 16, 1996 as an exhibit to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(3)	Filed on September 28, 1998 as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(4)	Filed on June 29, 2005 as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(5)	Filed on October 31, 2006 as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(6)	Filed on October 28, 2010 as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.

(7)	Filed on October 29, 2012 as an exhibit to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(8)	Filed on March 15, 2013 as an exhibit to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(9)	Filed on October 28, 2014 as an exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(10)	Filed on October 28, 2015 as an exhibit to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(11)	Filed on June 30, 2016 as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(12)	Filed on October 28, 2016 as an exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(13)	Filed on February 28, 2017 as an exhibit to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(14)	Filed on March 31, 2017 as an exhibit to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File No. 333-03715) and incorporated by reference herein.
(15)	Filed on June 20, 2017 with the Registrant’s Registration Statement on Form N-14 (File No. 333-218837) and incorporated by reference herein.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that executed opinions of counsel supporting the tax matters discussed in the Proxy Statement/Prospectus will be filed with the Securities and Exchange Commission following the closing of the Reorganizations.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Chicago, the State of Illinois, on the 29th day of June, 2017.

NUVEEN INVESTMENT TRUST

By:	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Capacity		Date
/s/ Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)		June 29, 2017
Stephen D. Foy

/s/ Greg A. Bottjer	Chief Administrative Officer (principal executive officer)		June 29, 2017
Greg A. Bottjer

	Chairman of the Board and Trustee	)
William J. Schneider*		)
)
	Trustee	)
William Adams IV*		)
)
	Trustee	)
Margo L. Cook*		)
)
	Trustee	)
Jack B. Evans*		)	By: /s/ Kathleen L. Prudhomme
		)	Kathleen L. Prudhomme
	Trustee	)	Attorney-in-Fact
William C. Hunter*		)	June 29, 2017
)
	Trustee	)
David J. Kundert*		)
)
	Trustee	)
Albin F. Moschner*		)
)
	Trustee	)
John K. Nelson*		)
)
	Trustee	)
Judith M. Stockdale*		)
)

Signature	Capacity		Date
	Trustee	)
Carole E. Stone*		)
)
	Trustee	)
Terence J. Toth*		)
)
	Trustee	)
Margaret L. Wolff*		)
)

*	An original power of attorney authorizing, among others, Mark Czarniecki, Kevin J. McCarthy, Kathleen L. Prudhomme, Christopher M. Rohrbacher, Mark L. Winget, Gifford R. Zimmerman and Eric F. Fess, to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and is incorporated by reference herein.